Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 124,478	$ 105,496	$ 98,488
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	111,341	102,420	94,996
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	12,518	2,770	3,117
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 619	$ 306	$ 375